Organization and description of business (Acquisition of Honesty Group Holdings Limited) (Details) - shares	1 Months Ended
	Mar. 12, 2010	Dec. 31, 2018	Dec. 31, 2017	Dec. 28, 2015	Mar. 11, 2010
Business Acquisition [Line Items]
Common Stock, Shares, Issued	4,023,689	75,507,300	16,164,855		5,299,126
Honesty Group [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	3,575,000
Noncontrolling Interest, Ownership Percentage by Parent				100.00%